Pension, Savings, And Other Employee Benefits (Schedule Of Plans' Benefit Obligations And Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Other assets	$ 2,151,656	$ 2,121,506
Other liabilities	(838,483)	(861,577)
Total Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	589,715	533,475
Service cost	15,358	15,225	14,167
Interest cost	32,823	31,441	31,766
Plan amendments		1,030
Actuarial (gain)/loss	53,671	29,546
Actual benefits paid	(21,769)	(21,002)
Special termination benefits	258
Benefit obligation, end of year	670,056	589,715	533,475
Fair value of plan assets, beginning of year	549,616	496,330
Actual return on plan assets	44,272	70,172
Employer contributions	3,671	4,116
Actual benefits paid - other payments	(21,769)	(21,002)
Fair value of plan assets, end of year	575,790	549,616	496,330
Funded status of the plans	(94,266)	(40,099)
Other assets		12,247
Other liabilities	(94,266)	(52,346)
Assets, Net, Total	(94,266)	(40,099)
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	41,274	41,726
Service cost	542	515	971
Interest cost	2,213	2,277	3,194
Actuarial (gain)/loss	3,722	(1,716)
Actual benefits paid	(2,164)	(1,868)
Expected Medicare Part D reimbursement	281	340
Benefit obligation, end of year	45,868	41,274	41,726
Fair value of plan assets, beginning of year	16,273	15,923
Actual return on plan assets	331	1,820
Employer contributions	175	398
Actual benefits paid - settlement payments	(2,164)	(1,868)
Fair value of plan assets, end of year	14,615	16,273	15,923
Funded status of the plans	(31,253)	(25,001)
Other assets		1,136
Other liabilities	(31,253)	(26,137)
Assets, Net, Total	$ (31,253)	$ (25,001)